Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Rou Assets and Related Lease Liabilities

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease ROU assets	136,056	74,882
Current operating lease liabilities	57,164	36,038
Non-current operating lease liabilities	71,311	35,472
Total operating leased liabilities	128,475	71,510

The weighted average lease term and discount rate as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Weighted average lease term:
Operating leases	2.83 years	2.60 years
Weighted average discount rate:
Operating leases	3.89%	2.87%

The components of lease expenses for the years ended December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease expense	74,819	67,224
Short term lease expense	7,748	5,081
Total	82,567	72,305

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	72,223	59,317
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	57,233	(1,872)

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities at December 31, 2024:

Minimum Lease Payment
RMB
Year ending December 31:
2025	37,665
2026	23,370
2027	8,300
2028	3,334
2029	1,390
Thereafter	932
Total remaining undiscounted lease payments	74,991
Less: Interest	3,481
Total present value of lease liabilities	71,510
Less: Current operating lease liabilities	36,038
Non-current operating lease liabilities	35,472